Goodwill and Identified Intangible Assets - Schedule of Identified Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 47,780	$ 41,800	$ 41,800
Accumulated Amortization	(24,241)	(23,112)	(18,923)
Carrying Amount	23,539	18,688	22,877
Marketing [Member]
Finite-Lived Intangible Liabilities [Line Items]
Cost	1,400	1,400	1,400
Accumulated Amortization	(1,197)	(1,144)	(912)
Carrying Amount	$ 203	$ 256	$ 488
Weighted Average Remaining Life	2 years 8 months 16 days	2 years 7 months 2 days	2 years 10 months 17 days
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 18,300	$ 18,300	$ 18,300
Accumulated Amortization	(14,089)	(13,484)	(11,043)
Carrying Amount	$ 4,211	$ 4,816	$ 7,257
Weighted Average Remaining Life	4 years 5 months 23 days	2 years 6 months 21 days	3 years 4 months 9 days
Customer [Member]
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 27,700	$ 22,100	$ 22,100
Accumulated Amortization	(8,949)	(8,484)	(6,968)
Carrying Amount	$ 18,751	$ 13,616	$ 15,132
Weighted Average Remaining Life	9 years 1 month 9 days	9 years 18 days	10 years 18 days
Acquired workforce
Finite-Lived Intangible Liabilities [Line Items]
Cost	$ 380
Accumulated Amortization	(6)
Carrying Amount	$ 374
Weighted Average Remaining Life	9 years 10 months 6 days